                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

           Report of the Calendar Quarter Ending September 30, 2011

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc. S.E.C. File Number 28-6694

Business Address:

45 Milk Street       Boston          MA              02109
-------------------  --------------  --------------  --------------
Street               City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President (617) 338-0700

ATTENTION -Intentional misstatements of omissions of facts constitute Federal
           Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November 2011.

                                             Appleton Partners, Inc.
                                             -----------------------------------
                                             (Name of Institutional Investment
                                             Mgr.)


                                             By:  /s/ Douglas C. Chamberlain
                                                  ------------------------------
                                                  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:             120

Form 13F Information Table Value Total:  224,893,214.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.       Form 13 Ffile number         Name
---       --------------------         ----

Appleton Partners, Inc.
13F SEC APPRAISAL
30-Sep-11

                                                                                           Investment Discretion Voting Authority
                                              Security                                     Sole   Shared  Other  Sole Shared None
Security                                      Type         Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------------------------------------------  ------------ --------- ------------ -------- ----   ------  -----  ---- ------ ----
Master Group
3M CO COM                                     COMMON STOCK 88579Y101       620337     8641 X                     X
ABBOTT LABS COM                               COMMON STOCK 002824100       300345     5873 X                     X
AFLAC INC COM                                 COMMON STOCK 001055102       272435     7795 X                     X
AGRIUM INC COM                                COMMON STOCK 008916108      2535680    38039 X                     X
AKAMAI TECHNOLOGIES COM                       COMMON STOCK 00971T101      1141251    57407 X                     X
ALCOA INC COM                                 COMMON STOCK 013817101       149531    15625 X                     X
AMAZON COM INC COM                            COMMON STOCK 023135106      6129472    28347 X                     X
AMERICAN TOWER CORP CL A                      COMMON STOCK 029912201      4250200    79000 X                     X
AMPHENOL CORP NEW CL A                        COMMON STOCK 032095101       895105    21955 X                     X
ANSYS INC COM                                 COMMON STOCK 03662Q105      2861729    58355 X                     X
APACHE CORP COM                               COMMON STOCK 037411105       892269    11120 X                     X
APPLE, INC.                                   COMMON STOCK 037833100     11846850    31068 X                     X
APPLETON EQUITY GROWTH FUND                   MUTUAL FUNDS 038042107      3281910   457728 X                     X
AT&T INC COM                                  COMMON STOCK 00206R102       903542    31681 X                     X
BABCOCK & WILCOX CO COM                       COMMON STOCK 05615F102      1794338    91782 X                     X
BAKER HUGHES INC COM                          COMMON STOCK 057224107       678082    14693 X                     X
BANK N S HALIFAX COM                          COMMON STOCK 064149107      4033264    80424 X                     X
BANK OF AMERICA CORP COM                      COMMON STOCK 060505104       321600    52549 X                     X
BBH FD INC BROAD MKT CL N                     MUTUAL FUNDS 05528X802       198082    19175 X                     X
BBH FD INC CORE SELE CL N                     MUTUAL FUNDS 05528X604       861865    62184 X                     X
BERKSHIRE HATHAWAY INC CL A                   COMMON STOCK 084670108       320400        3 X                     X
BERKSHIRE HATHAWAY INC CL B NEW               COMMON STOCK 084670702       397398     5594 X                     X
BHP BILLITON LTD SPONSORED ADR                COMMON STOCK 088606108      3204268    48228 X                     X
BRISTOL MYERS SQUIBB COM                      COMMON STOCK 110122108       459121    14631 X                     X
CATERPILLAR INC DEL COM                       COMMON STOCK 149123101      5687526    77025 X                     X
CELGENE CORP COM                              COMMON STOCK 151020104       222876     3600 X                     X
CERNER CORP COM                               COMMON STOCK 156782104      8073917   117833 X                     X

                                                                                           Investment Discretion Voting Authority
                                              Security                                     Sole   Shared  Other  Sole Shared None
Security                                      Type         Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------------------------------------------  ------------ --------- ------------ -------- ----   ------  -----  ---- ------ ----
CHEVRONTEXACO CORP COM                        COMMON STOCK 166764100      1028675    11110 X                     X
CHURCH & DWIGHT INC COM                       COMMON STOCK 171340102      1188980    26900 X                     X
CISCO SYS INC COM                             COMMON STOCK 17275R102      1371672    88495 X                     X
CITIGROUP INC COM                             COMMON STOCK 172967424       269623    10526 X                     X
COCA COLA CO COM                              COMMON STOCK 191216100      1195812    17700 X                     X
COGNIZANT TECH SOLUTNS CL A                   COMMON STOCK 192446102      3200208    51040 X                     X
COLGATE PALMOLIVE CO COM                      COMMON STOCK 194162103      1881878    21221 X                     X
CONOCOPHILLIPS COM                            COMMON STOCK 20825C104       668343    10555 X                     X
CONSOLIDATED EDISON COM                       COMMON STOCK 209115104       645466    11320 X                     X
COSTCO WHSL CORP NEW COM                      COMMON STOCK 22160K105      3808779    46375 X                     X
CSX CORP COM                                  COMMON STOCK 126408103      1075112    57585 X                     X
DEERE & CO COM                                COMMON STOCK 244199105       734807    11380 X                     X
DELAWARE GR DELCAP FD SMID CAP GROWTH         MUTUAL FUNDS 245906201       487280    20295 X                     X
DIRECTV COM CL A                              COMMON STOCK 25490A101       257847     6100 X                     X
DISNEY WALT CO COM DISNEY                     COMMON STOCK 254687106       370968    12300 X                     X
DU PONT E I DE NEMOURS COM                    COMMON STOCK 263534109      4979303   124576 X                     X
E M C CORP MASS COM                           COMMON STOCK 268648102      2849413   135751 X                     X
ECOLAB INC COM                                COMMON STOCK 278865100       254228     5200 X                     X
EDWARDS LIFESCIENCES COM                      COMMON STOCK 28176E108      3084642    43275 X                     X
ENERGAS RES INC COM                           COMMON STOCK 29265E108          140    20000 X                     X
EXPRESS SCRIPTS INC COM                       COMMON STOCK 302182100      2948103    79528 X                     X
EXXON MOBIL CORP COM                          COMMON STOCK 30231G102      8654137   119154 X                     X
FEDERATED EQUITY FDS CLOVR VAL INST           MUTUAL FUNDS 314172214       504435    40098 X                     X
FEDERATED WORLD INVT FED INTLD INST           MUTUAL FUNDS 31428U623       233631    11847 X                     X
FORUM FDS INC JORDAN OPPTY                    MUTUAL FUNDS 742935182       446980    45333 X                     X
FREEPORT-MCMORAN COP&G CL B                   COMMON STOCK 35671D857       820445    26944 X                     X
GENERAL ELEC CO COM                           COMMON STOCK 369604103      3034807   199396 X                     X
GENERAL MOLY INC COM                          COMMON STOCK 370373102        29000    10000 X                     X
GOLDMAN SACHS GROUP COM                       COMMON STOCK 38141G104      2486949    26303 X                     X
GOOGLE INC CL A                               COMMON STOCK 38259P508      1695512     3292 X                     X
GRAINGER W W INC COM                          COMMON STOCK 384802104       745457     4985 X                     X
GREEN MTN COFFEE ROAST COM                    COMMON STOCK 393122106       209115     2250 X                     X
HEARTLAND GROUP INC VAL PLUS INSTL            MUTUAL FUNDS 422352849       895370    36847 X                     X
HEINZ H J CO COM                              COMMON STOCK 423074103       668002    13233 X                     X
INSITUFORM TECH INC CL A                      COMMON STOCK 457667103       257481    22235 X                     X
INTEL CORP COM                                COMMON STOCK 458140100      1733106    81233 X                     X
INTERNATIONAL BUS MACH COM                    COMMON STOCK 459200101      7759856    44375 X                     X
ISHARES TR NASDQ BIO INDX                     COMMON STOCK 464287556       400471     4290 X                     X

                                                                                           Investment Discretion Voting Authority
                                              Security                                     Sole   Shared  Other  Sole Shared None
Security                                      Type         Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------------------------------------------  ------------ --------- ------------ -------- ----   ------  -----  ---- ------ ----
ITT CORP NEW                                  COMMON STOCK 450911102       226212     5386 X                     X
J P MORGAN CHASE & CO COM                     COMMON STOCK 46625H100      4517669   149989 X                     X
JOHNSON & JOHNSON COM                         COMMON STOCK 478160104      4982596    78232 X                     X
KRAFT FOODS INC CL A                          COMMON STOCK 50075N104      2777670    82718 X                     X
KRATOS DEFENSE & SEC S COM NEW                COMMON STOCK 50077B207        72307    10760 X                     X
LOWES COS INC COM                             COMMON STOCK 548661107       255675    13220 X                     X
MARKET VECTORS ETF TR AGRIBUS ETF             COMMON STOCK 57060U605       354529     8201 X                     X
MCDERMOTT INTL INC COM                        COMMON STOCK 580037109       303647    28220 X                     X
MCDONALDS CORP COM                            COMMON STOCK 580135101      8409380    95757 X                     X
MEDTRONIC INC COM                             COMMON STOCK 585055106       263926     7940 X                     X
MERCK & CO, INC NEW COM                       COMMON STOCK 58933Y105       604198    18477 X                     X
MFS SER TR X INTL DIVERS I                    MUTUAL FUNDS 55273G298       603776    51124 X                     X
MICROSOFT CORP COM                            COMMON STOCK 594918104      2014796    80948 X                     X
MOLYCORP INC DEL COM                          COMMON STOCK 608753109       235020     7150 X                     X
NATIONAL OILWELL VARCO COM                    COMMON STOCK 637071101       956277    18670 X                     X
NEWMONT MINING CORP COM                       COMMON STOCK 651639106       211827     3365 X                     X
NOVARTIS A G SPONSORED ADR                    COMMON STOCK 66987V109       303110     5435 X                     X
OCCIDENTAL PETE CP DEL COM                    COMMON STOCK 674599105       236665     3310 X                     X
ORACLE CORP COM                               COMMON STOCK 68389X105      3324988   115692 X                     X
PEABODY ENERGY CORP COM                       COMMON STOCK 704549104      1779039    52510 X                     X
PEOPLES S&P MIDCAP INDEX FD DREYFS MCP IDX    MUTUAL FUNDS 712223106       780800    32318 X                     X
PEPSICO INC COM                               COMMON STOCK 713448108      5397494    87197 X                     X
PERRIGO CO COM                                COMMON STOCK 714290103      3992678    41115 X                     X
PFIZER INC COM                                COMMON STOCK 717081103       551227    31178 X                     X
PRAXAIR INC COM                               COMMON STOCK 74005P104      4073391    43575 X                     X
PRECISION CASTPARTS CP COM                    COMMON STOCK 740189105       435288     2800 X                     X
PRICE T ROWE GROUP INC COM                    COMMON STOCK 74144T108       730308    15288 X                     X
PRICELINE COM INC COM NEW                     COMMON STOCK 741503403      1776266     3952 X                     X
PROCTER & GAMBLE CO COM                       COMMON STOCK 742718109      4718409    74682 X                     X
PUTNAM CONV INCM GRWTH CL Y                   MUTUAL FUNDS 746476407       663661    37368 X                     X
QUALCOMM INC COM                              COMMON STOCK 747525103       398669     8198 X                     X
ROPER INDS INC NEW COM                        COMMON STOCK 776696106      3143467    45617 X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A             COMMON STOCK 780259206       254324     4134 X                     X
SCHLUMBERGER LTD COM                          COMMON STOCK 806857108      5271591    88257 X                     X
SCHRODER SER TR EMRGMKT EQ ADV                MUTUAL FUNDS 808090740       349298    32372 X                     X
SCOTTS MIRACLE GRO CO                         COMMON STOCK 810186106      1384206    31036 X                     X
SOCIEDAD QUIMICA MINER SPON ADR SER B         COMMON STOCK 833635105      2546265    53258 X                     X
SOUTHWESTERN ENERGY CO COM                    COMMON STOCK 845467109      1403593    42112 X                     X

                                                                                           Investment Discretion Voting Authority
                                              Security                                     Sole   Shared  Other  Sole Shared None
Security                                      Type         Cusip     Market Value Quantity (A)    (B)     (C)    (A)  (B)    (C)
--------------------------------------------  ------------ --------- ------------ -------- ----   ------  -----  ---- ------ ----
STANLEY BLACK & DECKER, INC.                  COMMON STOCK 854502101       355238     7235 X                     X
STERICYCLE INC COM                            COMMON STOCK 858912108       454050     5625 X                     X
STRYKER CORP COM                              COMMON STOCK 863667101       332738     7060 X                     X
TARGET CORP COM                               COMMON STOCK 87612E106       351372     7165 X                     X
TEVA PHARMACEUTCL INDS ADR                    COMMON STOCK 881624209       668285    17955 X                     X
TJX COS INC NEW COM                           COMMON STOCK 872540109      5307758    95687 X                     X
TUPPERWARE BRANDS CORP COM                    COMMON STOCK 899896104      1028315    19135 X                     X
UNDER ARMOUR INC CL A                         COMMON STOCK 904311107      2246982    33835 X                     X
UNILEVER N V N Y SHS NEW                      COMMON STOCK 904784709       250534     7956 X                     X
UNITED TECHNOLOGIES CP COM                    COMMON STOCK 913017109       764391    10864 X                     X
VARIAN MED SYS INC COM                        COMMON STOCK 92220P105       877018    16814 X                     X
VERIZON COMMUNICATIONS COM                    COMMON STOCK 92343V104      5599966   152173 X                     X
VISA, INC.                                    COMMON STOCK 92826C839      5323555    62104 X                     X
WABTEC CORP COM                               COMMON STOCK 929740108      2335532    44175 X                     X
WAL MART STORES INC COM                       COMMON STOCK 931142103       304238     5862 X                     X
WELLS FARGO & CO NEW COM                      COMMON STOCK 949746101      2518538   104417 X                     X
YACKTMAN FD INC FOCUSED FD                    MUTUAL FUNDS 984281204       661032    37860 X                     X
                                                                        ---------
                                                                        224893214
                                                                        ---------
TOTAL PORTFOLIO                                                         224893214
                                                                        =========